Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of November 2013
Collection Period Start	1-Nov-13	Distribution Date	16-Dec-13
Collection Period End	30-Nov-13	30/360 Days	30
Beg. of Interest Period	15-Nov-13	Actual/360 Days	31
End of Interest Period	16-Dec-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	949,374,469.24	934,793,562.10	0.9698440
Total Securities		963,859,720.12	949,374,469.24	934,793,562.10	0.9698440
Class A-1 Notes	0.240000%	127,000,000.00	112,514,749.12	97,933,841.98	0.7711326
Class A-2a Notes	0.570000%	140,000,000.00	140,000,000.00	140,000,000.00	1.0000000
Class A-2b Notes	0.437700%	225,000,000.00	225,000,000.00	225,000,000.00	1.0000000
Class A-3 Notes	0.750000%	193,000,000.00	193,000,000.00	193,000,000.00	1.0000000
Class A-4 Notes	0.920000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	163,859,720.12	163,859,720.12	163,859,720.12	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	14,580,907.14	23,253.05	114.8102924	0.1830949
Class A-2a Notes	0.00	66,500.00	0.0000000	0.4750000
Class A-2b Notes	0.00	84,804.38	0.0000000	0.3769084
Class A-3 Notes	0.00	120,625.00	0.0000000	0.6250000
Class A-4 Notes	0.00	88,166.67	0.0000000	0.7666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	14,580,907.14	383,349.10

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,653,002.24
Monthly Interest				3,681,574.07
Total Monthly Payments				15,334,576.31

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				671,101.53
Aggregate Sales Proceeds Advance				422,251.04
Total Advances				1,093,352.57

Vehicle Disposition Proceeds:
Reallocation Payments				607,838.09
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				3,690,475.86
Excess Wear and Tear and Excess Mileage				2,509.85
Remaining Payoffs				0.00
Net Insurance Proceeds				489,296.14
Residual Value Surplus				8,237.33
Total Collections				21,226,286.15

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	522,947.19			32
Involuntary Repossession	-			-
Voluntary Repossession	63,104.00			3
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		484,202.45		19
Customer Payoff			17,583.79	1
Grounding Dealer Payoff			2,947,243.45	120
Dealer Purchase			644,472.12	25
Total	586,051.19	484,202.45	3,609,299.36	200

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of November 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	43,402	1,086,094,699.77	7.00000%	949,374,469.24
Total Depreciation Received		(13,402,790.97)		(10,268,927.91)
Principal Amount of Gross Losses	(25)	(679,438.59)		(590,037.58)
Repurchase / Reallocation	0	-		-
Early Terminations	(10)	(233,961.54)		(209,249.92)
Scheduled Terminations	(164)	(3,929,702.00)		(3,512,691.73)
Pool Balance - End of Period	43,203	1,067,848,806.67		934,793,562.10

Remaining Pool Balance
Lease Payment				342,952,573.57
Residual Value				591,840,988.53
Total				934,793,562.10

III. DISTRIBUTIONS

Total Collections					21,226,286.15
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					21,226,286.15

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					336,416.67
3. Reimbursement of Sales Proceeds Advance					431,814.27
4. Servicing Fee:
Servicing Fee Due					791,145.39
Servicing Fee Paid					791,145.39
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,559,376.33

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					23,253.05

Class A-1 Notes Monthly Interest Paid					23,253.05
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					66,500.00

Class A-2 Notes Monthly Interest Paid					66,500.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					84,804.38

Class A-2 Notes Monthly Interest Paid					84,804.38
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					120,625.00

Class A-3 Notes Monthly Interest Paid					120,625.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of November 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	88,166.67

Class A-4 Notes Monthly Interest Paid	88,166.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	383,349.10
Total Note and Certificate Monthly Interest Paid	383,349.10
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	19,283,560.72

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	14,580,907.14

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	14,580,907.14
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,702,653.58

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of November 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,819,298.60
Required Reserve Account Amount		14,457,895.80
Beginning Reserve Account Balance		11,319,849.53
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		11,319,849.53
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,702,653.58
Gross Reserve Account Balance		16,022,503.11
Remaining Available Collections Released to Seller		1,564,607.31
Total Ending Reserve Account Balance		14,457,895.80

V. POOL STATISTICS

Weighted Average Remaining Maturity		23.14
Monthly Prepayment Speed		49%
Lifetime Prepayment Speed		50%

	$	units
Recoveries of Defaulted and Casualty Receivables	552,400.14
Securitization Value of Defaulted Receivables and Casualty Receivables	590,037.58	25
Aggregate Defaulted and Casualty Gain (Loss)	(37,637.44)
Pool Balance at Beginning of Collection Period	949,374,469.24
Net Loss Ratio	-0.0040%

Cumulative Net Losses for all Periods	0.0058%	55,459.44

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,430,764.59	168
61-90 Days Delinquent	675,993.67	36
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	4,106,758.26	204
60+ Days Delinquencies as Percentage of Receivables	0.07%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	522,947.19	32
Securitization Value	640,848.83
Aggregate Residual Gain (Loss)	(117,901.64)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	661,171.95	41
Cumulative Securitization Value	803,792.80
Cumulative Residual Gain (Loss)	(142,620.85)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		636,330.74
Reimbursement of Outstanding Advance		431,814.27
Additional Advances for current period		422,251.04
Ending Balance of Residual Advance		626,767.51

Beginning Balance of Payment Advance		1,173,995.84
Reimbursement of Outstanding Payment Advance		336,416.67
Additional Payment Advances for current period		671,101.53
Ending Balance of Payment Advance		1,508,680.70

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of November 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No